Retirement Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Percentage of employer matching contribution	100.00%
Maximum percentage of employee contribution	4.00%
Total employer matching contributions expense	$ 384	$ 211	$ 214